Stockholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Jun. 24, 2014	Sep. 30, 2013	Dec. 31, 2012
Reverse Stock split Ratio		6.28
Net proceeds from initial public offering	$ 102,672
Redeemable convertible preferred stock converted into common stock shares		15,045,125			11,782,007
Preferred stock, shares authorized	5,000,000	0
Preferred stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	115,000,000	115,000,000			100,000,000
Common stock, par value	$ 0.001	$ 0.001			$ 0.001
Common Stock [Member]
Reverse stock split, description	Company effected a 1-for-6.28 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of redeemable convertible preferred stock.
Reacquired and retired shares of restricted common stock		(6,635)
Common Stock [Member] | IPO [Member]
Reverse Stock split Ratio	0.1592
Initial public offering, common stock issued, shares			6,900,000
Initial public offering, common stock issued per share			$ 16.00
Net proceeds from initial public offering			102,672
Offering costs			$ 2,508
Redeemable convertible preferred stock converted into common stock shares	15,077,621
Common Stock [Member] | Restricted Stock [Member]
Reacquired and retired shares of restricted common stock		6,635		6,635